Share capital (Schedule of Fair Value Weighted-average Assumptions) (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2018 USD ($) yr	Sep. 30, 2017 USD ($) yr	Sep. 30, 2018 USD ($) yr	Sep. 30, 2017 USD ($) yr
Disclosure of classes of share capital [abstract]
Expected stock price volatility	[1]		81.00%	59.00%	83.00%
Risk free interest rate			1.30%	1.74%	0.87%
Expected life | yr			3	3	3
Expected forfeiture rate			3.67%	3.36%	4.18%
Expected dividend yield			0.00%	0.00%	0.00%
Share-based payments included in cost of sales
Share-based payments included in general and administrative expenses		334	278	1,711	1,241
Total share-based payments		$ 334	$ 278	$ 1,711	$ 1,241

[1]	Expected volatility has been based on historical volatility of the Company's publicly traded shares.